Commitments and Contingencies (Details) - CNY (¥) ¥ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Commitments and Contingencies [Line Items]
Operating leases, term	1 year
Capital Commitment [Member]
Commitments and Contingencies [Line Items]
Capital investment commitment	¥ 278,012	¥ 278,012